PREPAID EXPENSES AND OTHER CURRENT ASSETS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following as of June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
Advances to Capital Ship Management Corp. (“CSM”)	$3,111	$—
Advances to technical managers	161	578
Insurance claims receivable	553	697
Prepaid insurance	1,621	580
Advances to agents	899	549
Deferred voyage costs	2,184	—
Other	2,057	1,327
Total prepaid expenses and other current assets	$10,586	$3,731